                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7529
                                                      --------

                         Asian Small Companies Portfolio
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2004
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

ASIAN SMALL COMPANIES PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.6%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AUSTRALIA -- 0.6%

MINING -- 0.6%
Lihir Gold Ltd.(1)                                                     912,400   $       666,397
------------------------------------------------------------------------------------------------
                                                                                 $       666,397
------------------------------------------------------------------------------------------------

TOTAL AUSTRALIA
   (IDENTIFIED COST $795,275)                                                    $       666,397
------------------------------------------------------------------------------------------------

HONG KONG -- 7.1%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
BANKING AND FINANCE -- 1.4%

CITIC International Financial Holdings Ltd.                          3,985,000   $     1,643,728
------------------------------------------------------------------------------------------------
                                                                                 $     1,643,728
------------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.4%

Kwang Sung Electronics HK Co., Ltd.                                  2,260,000   $       393,969
------------------------------------------------------------------------------------------------
                                                                                 $       393,969
------------------------------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 0.1%

Chitaly Holdings Ltd.                                                  210,000   $       122,501

------------------------------------------------------------------------------------------------
                                                                                 $       122,501
------------------------------------------------------------------------------------------------

INSURANCE -- 1.3%

China Insurance International Holdings Co., Ltd.                     3,676,000   $     1,516,234
------------------------------------------------------------------------------------------------
                                                                                 $     1,516,234
------------------------------------------------------------------------------------------------

MACHINE TOOLS -- 0.3%

Wang Sing International                                              2,628,000   $       361,443
------------------------------------------------------------------------------------------------
                                                                                 $       361,443
------------------------------------------------------------------------------------------------

PUBLISHING -- 0.3%

Global China Group Holdings Ltd.(1)                                  6,234,000   $       319,694
------------------------------------------------------------------------------------------------
                                                                                 $       319,694
------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 1.0%

Ports Design Ltd.                                                      618,000   $     1,125,084
------------------------------------------------------------------------------------------------
                                                                                 $     1,125,084
------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 2.3%

Cafe de Coral Holdings Ltd.                                          1,463,000   $     1,670,557
Fairwood Ltd.(1)                                                     3,140,000           946,032
------------------------------------------------------------------------------------------------
                                                                                 $     2,616,589
------------------------------------------------------------------------------------------------

TOTAL HONG KONG
   (IDENTIFIED COST $6,974,200)                                                  $     8,099,242
------------------------------------------------------------------------------------------------

INDIA -- 7.5%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AUDIO / VIDEO PRODUCTS -- 0.1%

Mirc Electronics Ltd.                                                  288,180   $       121,254
------------------------------------------------------------------------------------------------
                                                                                 $       121,254
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.4%

Automotive Axles Ltd.                                                  104,454   $       444,344
TVS Motor Co., Ltd.                                                    736,240         1,196,221
------------------------------------------------------------------------------------------------
                                                                                 $     1,640,565
------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 0.3%

ING Vysya Bank Ltd.                                                     57,380   $       359,979
------------------------------------------------------------------------------------------------
                                                                                 $       359,979
------------------------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 0.5%

Dabur India Ltd.                                                       352,980   $       524,767
------------------------------------------------------------------------------------------------
                                                                                 $       524,767
------------------------------------------------------------------------------------------------

DIVERSIFIED MINERALS -- 1.1%

Gujarat Mineral Development Corp., Ltd.                                259,000   $     1,230,665
------------------------------------------------------------------------------------------------
                                                                                 $     1,230,665
------------------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.1%

Indian Rayon and Industries Ltd.                                       200,000   $     1,257,309
------------------------------------------------------------------------------------------------
                                                                                 $     1,257,309
------------------------------------------------------------------------------------------------

ELECTRIC - GENERATION -- 0.8%

Alstom Projects India Ltd.                                             321,360   $       920,846
------------------------------------------------------------------------------------------------
                                                                                 $       920,846
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%

Pritish Nandy Communications Ltd.                                      320,000   $       628,331
------------------------------------------------------------------------------------------------
                                                                                 $       628,331
------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.2%

United Breweries Holdings Ltd.(1)                                      270,107   $       200,781
------------------------------------------------------------------------------------------------
                                                                                 $       200,781
------------------------------------------------------------------------------------------------

MACHINERY -- 0.6%

Ingersoll Rand (India) Ltd.                                            150,319   $       715,349
------------------------------------------------------------------------------------------------
                                                                                 $       715,349
------------------------------------------------------------------------------------------------

PETROCHEMICAL -- 0.8%

Finolex Industries Ltd.                                                690,583   $       960,926
------------------------------------------------------------------------------------------------
                                                                                 $       960,926
------------------------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $7,881,892)                                                  $     8,560,772
------------------------------------------------------------------------------------------------

INDONESIA -- 1.5%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 0.6%

PT Bank Nisp Tbk                                                    11,819,140   $       662,513
------------------------------------------------------------------------------------------------
                                                                                 $       662,513
------------------------------------------------------------------------------------------------

PACKAGING -- 0.9%

PT Dynaplast Tbk                                                     6,565,000   $     1,036,348
------------------------------------------------------------------------------------------------
                                                                                 $     1,036,348
------------------------------------------------------------------------------------------------

TOTAL INDONESIA
   (IDENTIFIED COST $1,201,599)                                                  $     1,698,861
------------------------------------------------------------------------------------------------

MALAYSIA -- 8.4%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.6%

Jaya Tiasa Holdings Berhad                                             616,500   $       645,607
------------------------------------------------------------------------------------------------
                                                                                 $       645,607
------------------------------------------------------------------------------------------------

ELECTRIC - GENERATION -- 2.0%

Malakoff Berhad                                                      1,392,200   $     2,313,135
------------------------------------------------------------------------------------------------
                                                                                 $     2,313,135
------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.2%

IJM Corp. Berhad                                                     1,080,000   $     1,364,431
------------------------------------------------------------------------------------------------
                                                                                 $     1,364,431
------------------------------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 1.0%

Yeo Aik Resources Berhad                                             3,065,900   $     1,145,678
------------------------------------------------------------------------------------------------
                                                                                 $     1,145,678
------------------------------------------------------------------------------------------------

OFFICE SUPPLIES AND FORMS -- 1.0%

Asia File Corp. Berhad                                                 652,000   $     1,132,421
------------------------------------------------------------------------------------------------
                                                                                 $     1,132,421
------------------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 1.0%

Eastern Pacific Industrial Corp. Berhad                              2,924,800   $     1,177,617
------------------------------------------------------------------------------------------------
                                                                                 $     1,177,617
------------------------------------------------------------------------------------------------

RETAIL - BUILDING PRODUCTS -- 1.2%

Engtex Group Berhad                                                  1,740,000   $     1,391,039
------------------------------------------------------------------------------------------------
                                                                                 $     1,391,039
------------------------------------------------------------------------------------------------

WATER UTILITIES -- 0.4%

Salcon Berhad(1)                                                     1,472,600   $       434,029
------------------------------------------------------------------------------------------------
                                                                                 $       434,029
------------------------------------------------------------------------------------------------

TOTAL MALAYSIA
   (IDENTIFIED COST $10,955,812)                                                 $     9,603,957
------------------------------------------------------------------------------------------------

NEW ZEALAND -- 0.7%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 0.7%

Briscoe Group Ltd.                                                     860,644   $       810,274
------------------------------------------------------------------------------------------------
                                                                                 $       810,274
------------------------------------------------------------------------------------------------

TOTAL NEW ZEALAND
   (IDENTIFIED COST $779,777)                                                    $       810,274
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PHILIPPINES -- 0.6%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
ELECTRIC - GENERATION -- 0.6%

First Philippine Holdings(1)                                         1,487,000   $       642,855
------------------------------------------------------------------------------------------------
                                                                                 $       642,855
------------------------------------------------------------------------------------------------

TOTAL PHILIPPINES
   (IDENTIFIED COST $742,828)                                                    $       642,855
------------------------------------------------------------------------------------------------

REPUBLIC OF KOREA -- 7.8%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - FINANCE -- 0.5%

Korea Information Service, Inc.                                         31,128   $       602,643
------------------------------------------------------------------------------------------------
                                                                                 $       602,643
------------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.0%

HiCel Co., Ltd.                                                         96,508   $       312,987
Interflex Co., Ltd.                                                     36,300           804,422
------------------------------------------------------------------------------------------------
                                                                                 $     1,117,409
------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

Kumho Industrial Co., Ltd.                                             118,000   $       815,845
------------------------------------------------------------------------------------------------
                                                                                 $       815,845
------------------------------------------------------------------------------------------------

MACHINERY -- 1.3%

Daewoo Heavy Industries & Machinery Ltd.(1)                            191,300   $     1,491,644
------------------------------------------------------------------------------------------------
                                                                                 $     1,491,644
------------------------------------------------------------------------------------------------

MANUFACTURING - SPECIAL -- 1.2%

STX Shipbuilding Co., Ltd.                                             139,800   $     1,358,818
------------------------------------------------------------------------------------------------
                                                                                 $     1,358,818
------------------------------------------------------------------------------------------------

METALS -- 0.6%

Korea Zinc Co., Ltd.                                                    41,380   $       678,440
------------------------------------------------------------------------------------------------
                                                                                 $       678,440
------------------------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 0.7%

Sindo Ricoh Co.                                                         16,430   $       785,752
------------------------------------------------------------------------------------------------
                                                                                 $       785,752
------------------------------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS -- 1.8%
LG Household & Health Care Ltd.                                         79,050   $     1,986,023
------------------------------------------------------------------------------------------------
                                                                                 $     1,986,023
------------------------------------------------------------------------------------------------

TOTAL REPUBLIC OF KOREA
   (IDENTIFIED COST $9,786,292)                                                  $     8,836,574
------------------------------------------------------------------------------------------------

SINGAPORE -- 27.1%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.4%

Hong Leong Asia Ltd.                                                 1,848,000   $     1,622,431
------------------------------------------------------------------------------------------------
                                                                                 $     1,622,431
------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.5%

Singapore Post Ltd.                                                  6,128,000   $     2,811,873
------------------------------------------------------------------------------------------------
                                                                                 $     2,811,873
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.0%

GP Batteries International Ltd.                                        592,000   $     1,149,532
------------------------------------------------------------------------------------------------
                                                                                 $     1,149,532
------------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 1.5%

Tat Hong Holdings Ltd.                                               7,514,000   $     1,718,705
------------------------------------------------------------------------------------------------
                                                                                 $     1,718,705
------------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.5%

Jurong Technologies Industrial Corp., Ltd.                           2,574,000   $     1,719,938
------------------------------------------------------------------------------------------------
                                                                                 $     1,719,938
------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT SUPPLIER -- 1.4%

Autron Corp., Ltd.                                                   9,457,000   $     1,553,810
------------------------------------------------------------------------------------------------
                                                                                 $     1,553,810
------------------------------------------------------------------------------------------------

FOOD - RETAIL -- 3.8%

Dairy Farm International Holdings Ltd.                               1,784,300   $     4,353,692
------------------------------------------------------------------------------------------------
                                                                                 $     4,353,692
------------------------------------------------------------------------------------------------

PLASTIC PRODUCTS -- 0.4%

First Engineering Ltd.                                                 700,000   $       501,003
------------------------------------------------------------------------------------------------
                                                                                 $       501,003
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
REAL ESTATE OPERATING / DEVELOPMENT -- 1.0%

Hersing Corp., Ltd.                                                  2,946,000   $       275,255
Wing Tai Holdings Ltd.                                               1,667,000           874,027
------------------------------------------------------------------------------------------------
                                                                                 $     1,149,282
------------------------------------------------------------------------------------------------

REITS -- 1.7%

CapitaMall Trust                                                     1,913,700   $     1,881,163
------------------------------------------------------------------------------------------------
                                                                                 $     1,881,163
------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.3%

MobileOne Ltd.                                                       3,986,000   $     3,752,403
------------------------------------------------------------------------------------------------
                                                                                 $     3,752,403
------------------------------------------------------------------------------------------------

TRANSPORT - MARINE -- 4.1%

Ezra Holdings Ltd.                                                   3,519,000   $     2,084,289
Jaya Holdings Ltd.                                                   4,891,000         2,533,455
------------------------------------------------------------------------------------------------
                                                                                 $     4,617,744
------------------------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 3.5%

SMRT Corp., Ltd.                                                     9,918,000   $     4,025,233
------------------------------------------------------------------------------------------------
                                                                                 $     4,025,233
------------------------------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $28,668,218)                                                 $    30,856,809
------------------------------------------------------------------------------------------------

TAIWAN -- 17.7%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------

AUDIO / VIDEO PRODUCTS -- 0.8%

Hanpin Electron Co., Ltd.                                            1,173,679   $       924,247
------------------------------------------------------------------------------------------------
                                                                                 $       924,247
------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 2.5%

Bank of Kaohsiung                                                    1,963,500   $     1,264,228
Polaris Securities Co., Ltd.                                         3,376,776         1,593,820
------------------------------------------------------------------------------------------------
                                                                                 $     2,858,048
------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.9%

Taiwan Secom Co., Ltd.                                               1,040,000   $     1,072,775
------------------------------------------------------------------------------------------------
                                                                                 $     1,072,775
------------------------------------------------------------------------------------------------

CHEMICALS -- 1.4%

Taiwan Fertilizer Co. Ltd.                                           1,982,000   $     1,579,651
------------------------------------------------------------------------------------------------
                                                                                 $     1,579,651
------------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.9%

LITE-ON IT Corp.                                                       332,400   $       744,731
Unimicron Technology Corp.                                           2,221,000         1,376,097
------------------------------------------------------------------------------------------------
                                                                                 $     2,120,828
------------------------------------------------------------------------------------------------

ELECTRONIC PARTS & COMPONENTS -- 2.9%

Synnex Technology International Corp.                                1,380,500   $     2,059,861
Topco Scientific Co., Ltd.                                             701,500         1,209,299
------------------------------------------------------------------------------------------------
                                                                                 $     3,269,160
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.9%

Advanced International Multitech Co., Ltd.                             561,600   $     1,067,806
------------------------------------------------------------------------------------------------
                                                                                 $     1,067,806
------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 2.8%

Johnson Health Tech Co., Ltd.                                        1,105,000   $     1,899,016
Kang NA Hsiung Enterprise                                            2,789,280         1,338,903
------------------------------------------------------------------------------------------------
                                                                                 $     3,237,919
------------------------------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.7%

Formosa International Hotels Corp.                                     689,000   $       761,347
------------------------------------------------------------------------------------------------
                                                                                 $       761,347
------------------------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 0.8%

Premier Image Technology Corp.                                       1,022,700   $       904,985
------------------------------------------------------------------------------------------------
                                                                                 $       904,985
------------------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.5%

Sinyi Realty Co.                                                       325,000   $       507,915
------------------------------------------------------------------------------------------------
                                                                                 $       507,915
------------------------------------------------------------------------------------------------

SOFTWARE -- 1.6%

Soft-World International Corp.(1)                                      913,000   $     1,829,427
------------------------------------------------------------------------------------------------
                                                                                 $     1,829,427
------------------------------------------------------------------------------------------------

TOTAL TAIWAN
   (IDENTIFIED COST $22,623,011)                                                 $    20,134,108
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

THAILAND -- 14.6%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
APPLIANCES -- 0.9%

Mida Assets PCL                                                      3,199,000   $     1,098,336
------------------------------------------------------------------------------------------------
                                                                                 $     1,098,336
------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 1.9%

Bankthai PCL(1)                                                      6,469,100   $       621,282
Tisco Finance PCL                                                    2,689,100         1,510,803
------------------------------------------------------------------------------------------------
                                                                                 $     2,132,085
------------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.4%

Vanachai Group PCL                                                   1,964,000   $       440,898
------------------------------------------------------------------------------------------------
                                                                                 $       440,898
------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES - FINANCE -- 1.6%

Siam Panich Leasing PCL                                              2,151,200   $     1,808,082
------------------------------------------------------------------------------------------------
                                                                                 $     1,808,082
------------------------------------------------------------------------------------------------

ENGINEERING -- 1.1%

Power Line Engineering PCL                                           3,614,100   $     1,232,178
------------------------------------------------------------------------------------------------
                                                                                 $     1,232,178
------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 1.4%

Serm Suk PCL                                                           400,000   $       230,492
Thai Vegetable Oil PCL                                               4,458,100         1,348,669
------------------------------------------------------------------------------------------------
                                                                                 $     1,579,161
------------------------------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.3%

Royal Garden Resort PCL                                              5,136,100   $       352,683
------------------------------------------------------------------------------------------------
                                                                                 $       352,683
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.7%

Millennium Steel PCL(1)                                             18,700,000   $       767,755
------------------------------------------------------------------------------------------------
                                                                                 $       767,755
------------------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 3.1%

Amata Corp. PCL                                                      6,212,500   $     1,551,260
Central Pattana PCL                                                  9,807,500         2,001,531
------------------------------------------------------------------------------------------------
                                                                                 $     3,552,791
------------------------------------------------------------------------------------------------

RETAIL - MAJOR DEPARTMENT STORE -- 0.7%

Robinson Department Store PCL(1)                                    11,406,000   $       859,900
------------------------------------------------------------------------------------------------
                                                                                 $       859,900
------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.7%

True Corp. PCL(1)                                                    6,290,000   $       785,306
------------------------------------------------------------------------------------------------
                                                                                 $       785,306
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.8%

Bangkok Expressway PCL                                               3,580,400   $     2,037,346
------------------------------------------------------------------------------------------------
                                                                                 $     2,037,346
------------------------------------------------------------------------------------------------

TOTAL THAILAND
   (IDENTIFIED COST $21,012,292)                                                 $    16,646,521
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $111,421,196)                                                $   106,556,370
------------------------------------------------------------------------------------------------

WARRANTS -- 0.2%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
SINGAPORE -- 0.2%

ELECTRONIC EQUIPMENT SUPPLIER -- 0.2%

Autron Corp., Ltd., Strike .18, Expires 6/4/07(1)                    3,152,333   $       266,921
------------------------------------------------------------------------------------------------
                                                                                 $       266,921
------------------------------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $36,779)                                                     $       266,921
------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $36,779)                                                     $       266,921
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 93.8%
   (IDENTIFIED COST $111,457,975)                                                $   106,823,291
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 6.2%                                           $     7,002,039
------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                             $   113,825,330
------------------------------------------------------------------------------------------------

(1) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO as of August 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2004

ASSETS

Investments, at value (identified cost, $111,457,975)          $   106,823,291
Cash                                                                 5,099,661
Foreign currency, at value (identified cost, $3,958,670)             3,950,971
Receivable for investments sold                                        789,094
Interest and dividends receivable                                      330,100
Tax reclaim receivable                                                 114,274
------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   117,107,391
------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $     3,055,424
Reserve for estimate of capital gains taxes                            206,809
Accrued expenses                                                        19,828
------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $     3,282,061
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $   113,825,330
------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $   118,468,882
Net unrealized depreciation (computed on the
  basis of identified cost)                                         (4,643,552)
------------------------------------------------------------------------------
TOTAL                                                          $   113,825,330
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $248,321)                     $     2,711,368
Interest                                                                22,876
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $     2,734,244
------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       874,895
Administration fee                                                     291,705
Trustees' fees and expenses                                             14,608
Custodian fee                                                          363,018
Legal and accounting services                                           32,458
Miscellaneous                                                            2,777
------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $     1,579,461
------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $             3
------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $             3
------------------------------------------------------------------------------

NET EXPENSES                                                   $     1,579,458
------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $     1,154,786
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (net of foreign taxes, $4,064,228)
      (identified cost basis)                                  $    28,707,497
   Foreign currency and forward foreign currency
      exchange contract transactions                                  (273,621)
------------------------------------------------------------------------------
NET REALIZED GAIN                                              $    28,433,876
------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $   (20,995,442)
   Foreign currency and forward foreign currency exchange
      contracts                                                         (7,834)
------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $   (21,003,276)
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $     7,430,600
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     8,585,386
------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2004   AUGUST 31, 2003
------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                     $     1,154,786   $       796,730
   Net realized gain from investment
      transactions and foreign currency           28,433,876         4,349,951
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                       (21,003,276)        9,427,444
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $     8,585,386   $    14,574,125
------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    71,807,317   $    28,098,702
   Withdrawals                                   (35,404,544)      (30,082,477)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $    36,402,773   $    (1,983,775)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    44,988,159   $    12,590,350
------------------------------------------------------------------------------

NET ASSETS

At beginning of year                         $    68,837,171   $    56,246,821
------------------------------------------------------------------------------
AT END OF YEAR                               $   113,825,330   $    68,837,171
------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------------
                                                                   2004       2003       2002        2001       2000
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          1.35%      1.52%      1.50%       1.47%      1.34%
   Expenses after custodian fee reduction                            1.35%      1.52%      1.47%       1.19%      1.13%
   Net investment income (loss)                                      0.99%      1.52%     (0.24)%      0.58%     (0.31)%
Portfolio Turnover                                                    120%       112%        83%        109%       112%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                     15.00%     32.17%     21.32%         --         --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                         $ 113,825   $ 68,837   $ 56,247    $ 44,084   $ 64,295
----------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2004, the Eaton Vance Asian Small Companies Fund held an approximate 32.4% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

     C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

     D INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

     In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At August 31, 2004, the Portfolio had an accrual for capital gains taxes of $206, 809, of which $92,535 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $4,064,228 for the year ended August 31, 2004.

     E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

     H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
     (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended

     August 31, 2004, the adviser fee amounted to $874,895. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2004, the administrative fee amounted to $291,705. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, aggregated $152,009,045 and $123,304,688, respectively, for the year ended August 31, 2004.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, are as follows:

     AGGREGATE COST                          $   111,812,859
     -------------------------------------------------------
     Gross unrealized appreciation           $    10,638,154
     Gross unrealized depreciation               (15,627,722)
     -------------------------------------------------------
     NET UNREALIZED DEPRECIATION             $   (4,989,568)
     -------------------------------------------------------

     The net unrealized depreciation on currency was $8,868.

5    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

6    RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7    FINANCIAL INSTRUMENTS

     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2004, there were no outstanding obligations under these financial instruments.

ASIAN SMALL COMPANIES PORTFOLIO as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ASIAN SMALL COMPANIES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio (the "Portfolio") as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2004, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October  19, 2004

EATON VANCE ASIAN SMALL COMPANIES FUND

MANAGEMENT AND ORGANIZATION (UNAUDITED)

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Kooi Cho Yu is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B. V.I.) Limited, and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                        POSITION(S)       TERM OF                               NUMBER OF PORTFOLIOS
                         WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO        SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
James B. Hawkes       Trustee of the     Trustee of   Chairman, President and            195                Director of EVC
11/9/41               Trust; Trustee     the Trust    Chief Executive Officer
                         and Vice       since 1989;   of BMR, EVC, EVM and EV;
                     President of the   Trustee and   Director of EV; Vice
                         Portfolio          Vice      President and Director of
                                         President    EVD. Trustee and/or
                                           of the     officer of 195 registered
                                         Portfolio    investment companies in
                                         since 1996   the Eaton Vance Fund
                                                      Complex. Mr. Hawkes is an
                                                      interested person because
                                                      of his positions with
                                                      BMR, EVM, EVC and EV,
                                                      which are affiliates of
                                                      the Trust and the
                                                      Portfolio.

Hon. Robert Lloyd       Trustee and      Since 1996   Chief Executive Officer             5                 Chairman of LGM
George(2)            President of the                 of LGM and Lloyd George.
8/13/52                  Portfolio                    Mr. Lloyd George is an
                                                      interested person because
                                                      of his positions with LGM
                                                      and Lloyd George, which
                                                      are affiliates of the
                                                      Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen(2)   Trustee of the     Since 1996   President of Lingnan                5            Director of First Pacific
1/14/45                  Portfolio                    University in Hong Kong.                          Company, Asia Satellite
                                                                                                    Telecommunication Holdings Ltd.
                                                                                                       and Wharf Holdings Limited
                                                                                                        (property management and
                                                                                                            communications)

Samuel L. Hayes,          Trustee        Trustee of   Jacob H. Schiff Professor          194           Director of Tiffany & Co.
III                                      the Trust    of Investment Banking                             (specialty retailer) and
2/23/35                                 since 1989;   Emeritus, Harvard                             Telect, Inc. (telecommunication
                                           of the     University Graduate                                  services company)
                                         Portfolio    School of Business
                                         since 1996   Administration.

                        POSITION(S)       TERM OF                               NUMBER OF PORTFOLIOS
                         WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO        SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

William H. Park           Trustee        Since 2003   President and Chief                194                      None
9/19/47                                               Executive Officer, Prizm
                                                      Capital Management, LLC
                                                      (investment management
                                                      firm) (since 2002).
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman        Trustee        Since 2003   Professor of Law,                  194                      None
7/10/40                                               Georgetown University Law
                                                      Center (since 1999). Tax
                                                      Partner, Covington &
                                                      Burling, Washington, DC
                                                      (1991-2000).

Norton H. Reamer          Trustee        Trustee of   President, Chief                   195                      None
9/21/35                                  the Trust    Executive Officer and a
                                        since 1989;   Director of Asset
                                           of the     Management Finance Corp.
                                         Portfolio    (a specialty finance
                                         since 1996   company serving the
                                                      investment management
                                                      industry) (since October
                                                      2003). President, Unicorn
                                                      Corporation (an
                                                      investment and financial
                                                      advisory services
                                                      company) (since September
                                                      2000). Formerly,
                                                      Chairman, Hellman, Jordan
                                                      Management Co., Inc. (an
                                                      investment management
                                                      company) (2000-2003).
                                                      Formerly, Advisory
                                                      Director of Berkshire
                                                      Capital Corporation
                                                      (investment banking firm)
                                                      (2002-2003). Formerly,
                                                      Chairman of the Board,
                                                      United Asset Management
                                                      Corporation (a holding
                                                      company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds
                                                      (mutual funds)
                                                      (1980-2000).

Lynn A. Stout             Trustee        Since 1998   Professor of Law,                  195                      None
9/14/57                                               University of California
                                                      at Los Angeles School of
                                                      Law (since July 2001).
                                                      Formerly, Professor of
                                                      Law, Georgetown
                                                      University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)               TERM OF
                         WITH THE                OFFICE AND
  NAME AND             TRUST AND THE             LENGTH OF                        PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust      President of the          Since 2002(3)        Executive Vice President of EVM, BMR, EVC and EV;
Jr. 5/31/58                Trust                                    Chief Investment Officer of EVM and BMR and
                                                                    Director of EVC. Chief Executive Officer of Belair
                                                                    Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                    Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                    and Belrose Capital Fund LLC (private investment
                                                                    companies sponsored by EVM). Officer of 57
                                                                    registered investment companies managed by EVM or
                                                                    BMR.

Gregory L.           Vice President of           Since 2001         Partner of Atlanta Capital. Officer of 10
Coleman 10/28/49         the Trust                                  registered investment companies managed by EVM or
                                                                    BMR.

William Walter      Vice President and           Since 1996         Director, Finance Director and Chief Operating
Raleigh Kerr(2)     Assistant Treasurer                             Officer of Lloyd George. Director of LGM. Officer
8/17/50              of the Portfolio                               of 4 registered investment companies managed by
                                                                    EVM or BMR.

James A. Womack      Vice President of           Since 2001         Vice President of Atlanta Capital. Officer of 10
11/20/68                 the Trust                                  registered investment companies managed by EVM or
                                                                    BMR.

                        POSITION(S)               TERM OF
                         WITH THE                OFFICE AND
  NAME AND             TRUST AND THE             LENGTH OF                        PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Kooi Cho Yu(2)       Vice President of           Since 2004         Officer of Lloyd George. Officer of 1 registered
10/19/71               the Portfolio                                investment company managed by EVM or BMR.

Alan R. Dynner           Secretary               Since 1997         Vice President, Secretary and Chief Legal Officer
10/10/40                                                            of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                    registered investment companies managed by EVM or
                                                                    BMR.

William J.           Treasurer of the          Since 2002(3)        Vice President of EVM and BMR. Officer of 56
Austin, Jr.              Portfolio                                  registered investment companies managed by EVM or
12/27/51                                                            BMR.

James L.             Treasurer of the            Since 1989         Vice President of BMR, EVM and EVD. Officer of 116
O'Connor 4/1/45            Trust                                    registered investment companies managed by EVM or
                                                                    BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) The business address for Messrs. Lloyd George, Kerr and Ms. Yu is 3803 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED         08/31/03     08/31/04
--------------------------------------------------
Audit Fees                $   25,570   $    26,574

Audit-Related Fees(1)     $        0   $         0

Tax Fees(2)               $    5,200   $     5,400

All Other Fees(3)         $        0   $         0
                          ------------------------
Total                     $   30,770   $    31,974
                          ========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended August 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant's principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant's investment adviser.

FISCAL YEARS ENDED         08/31/03     08/31/04
--------------------------------------------------
Registrant                $    5,200   $     5,400

Eaton Vance (1)           $  435,295   $   291,084

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASIAN SMALL COMPANIES PORTFOLIO

By:     /s/ Hon. Robert Lloyd George
       -----------------------------
       Hon. Robert Lloyd George
       President


Date:  October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ William J. Austin, Jr.
       --------------------------
       William J. Austin, Jr.
       Treasurer


Date:  October 19, 2004


By:     /s/ Hon. Robert Lloyd George
       -----------------------------
       President


Date:  October 19, 2004